Sales Revenue - Schedule of Sales Revenue (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Statement Line Items [Line Items]
Product revenue	€ 9,676	€ 13,742
Development revenues	441	162
Other	6,000
Germany [Member]
Statement Line Items [Line Items]
Product revenue	2,364	2,154
Development revenues
Other
Europe [Member]
Statement Line Items [Line Items]
Product revenue	965	1,357
Development revenues
Other
United States [Member]
Statement Line Items [Line Items]
Product revenue	6,347	10,231
Development revenues
Other
Other Regions [Member]
Statement Line Items [Line Items]
Product revenue
Development revenues	441	162
Other	€ 6,000